Summary of Significant Accounting Policies (Details Narrative)		3 Months Ended		6 Months Ended				9 Months Ended			12 Months Ended
	Nov. 24, 2021 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 SGD ($)	Jul. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 SGD ($)	Sep. 30, 2021 USD ($)	Jul. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2022 SGD ($)	Jun. 30, 2022 SGD ($)	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Cash and cash equivalents		$ 265,852									$ 193,546
Assets held in trust		86,972,255									86,472,912
Dividends on marketable securities held in trust		499,343									222,912
Federal depository insurance coverage		250,000									250,000
Deferred offering costs	$ 3,018,750					247,920
Deferred underwriting commissions		3,018,750									3,018,750
Other deferred costs, net	649,588
Purchase option fair value	$ 483,477
Dividends on marketable securities held in trust		$ 722,255									$ 222,912
EUDA Health Limited [Member]
Property, Plant and Equipment [Line Items]
Cash and cash equivalents				$ 245,017				$ 341,100				$ 189,996	$ 250,767
Allowance for doubtful accounts				70,238				88,004				80,799	37,898			$ 10,325
Accounts receivable wrote off													646
Allowance for doubtfull accounts other receivable				0				0				0	0
Other receivable installment amount				400,000				700,000						$ 987,500	$ 493,750
Allowance for doubtfull accounts for prepaid expenses and other current assets				0				0				0	0
Impairment of property plant and equipment				0			$ 0	0		$ 0		0	0
impairment of intangible assets				0			0	0		0		0	0
Impairment of goodwill				0				0		0		0
Impairment of long lived assets				0			0	0				0	0
Advertising costs				163,989			150,261	444,019		192,586		270,361	165,883
Research and development expenses				10,141			78,639	15,064		78,639		129,265	158,011
Defined contribution plan expenses				$ 264,699			$ 288,410	388,292		$ 439,266		574,535	$ 528,931
Deposit liability current								$ 600,000
EUDA Health Limited [Member] | Central Provident Fund [Member]
Property, Plant and Equipment [Line Items]
Precentage of employees contribution per monthly salary				17.00%	17.00%			17.00%	17.00%
EUDA Health Limited [Member] | Central Provident Fund [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Precentage of employees contribution per monthly salary				7.50%	7.50%			7.50%	7.50%
EUDA Health Limited [Member] | Skill Development Levy [Member]
Property, Plant and Equipment [Line Items]
Precentage of employees contribution per monthly salary				0.25%	0.25%			0.25%	0.25%
Employee monthly salary capped				$ 8,300,000	$ 11,250,000			$ 8,300,000	$ 11,250,000
EUDA Health Limited [Member] | Social Insurance Fund [Member]
Property, Plant and Equipment [Line Items]
Precentage of employees contribution per monthly salary				20.00%	20.00%			20.00%	20.00%
Trade union fee percentage				2.00%	2.00%			2.00%	2.00%
EUDA Health Limited [Member] | Seven Installment [Member]
Property, Plant and Equipment [Line Items]
Other receivable installment amount				$ 2,500,000											$ 3,456,250
Redeemable Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Split ratio		78									71
Nonredeemable Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Split percentage		22									29
IPO [Member]
Property, Plant and Equipment [Line Items]
Deferred offering costs		$ 5,876,815									$ 5,876,815
Underwriting fee		1,725,000									1,725,000
Deferred underwriting commissions		3,018,750									3,018,750
Other deferred costs, net		649,588									649,588
Purchase option fair value		$ 483,477									$ 483,477